Note 2 - Loans: Schedule of Allowance for Loan Losses (Tables)	6 Months Ended
Jun. 30, 2022
Tables/Schedules
Schedule of Allowance for Loan Losses

Loan Class	June 30, 2022	December 31, 2021

Live Check Consumer Loans	$ 8,652,712	$ 6,254,394
Premier Consumer Loans	2,839,406	2,253,818
Other Consumer Loans	27,896,628	25,229,846
Real Estate Loans	1,705,193	1,286,609
Sales Finance Contracts	3,890,093	3,532,183
Total	$ 44,984,032	$ 38,556,850